UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Institutional Small-Cap Stock Fund

(TRSSX)

This annual shareholder report contains important information about Institutional Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Small-Cap Stock Fund	$70	0.66%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
2014	1,000,000	1,000,000	1,000,000
2015	1,041,016	1,018,003	1,043,153
2015	1,032,715	1,019,406	1,047,543
2015	923,828	945,507	922,699
2015	969,307	1,004,788	955,859
2016	967,739	1,014,517	941,344
2016	1,010,087	1,041,203	977,038
2016	1,072,303	1,086,993	1,065,420
2016	1,153,510	1,132,748	1,159,533
2017	1,195,140	1,197,805	1,188,126
2017	1,224,123	1,233,926	1,217,396
2017	1,288,411	1,290,333	1,286,405
2017	1,331,760	1,372,105	1,329,373
2018	1,357,587	1,363,261	1,328,254
2018	1,447,980	1,416,276	1,431,243
2018	1,538,935	1,517,171	1,482,429
2018	1,290,861	1,300,182	1,182,956
2019	1,517,874	1,482,773	1,355,480
2019	1,606,263	1,543,493	1,383,878
2019	1,608,807	1,561,437	1,350,654
2019	1,729,220	1,703,486	1,484,905
2020	1,275,477	1,347,463	1,030,305
2020	1,599,579	1,644,276	1,292,194
2020	1,732,596	1,795,673	1,355,924
2020	2,161,571	2,059,307	1,781,304
2021	2,345,820	2,190,009	2,007,513
2021	2,470,770	2,370,461	2,093,687
2021	2,441,827	2,368,050	2,002,394
2021	2,524,150	2,587,747	2,045,276
2022	2,239,847	2,451,154	1,891,351
2022	1,898,683	2,041,783	1,566,130
2022	1,857,191	1,950,626	1,531,876
2022	1,935,773	2,090,721	1,627,294
2023	2,002,189	2,240,841	1,671,846
2023	2,106,672	2,428,776	1,758,870
2023	1,985,990	2,349,748	1,668,673
2023	2,275,575	2,633,405	1,902,777
2024	2,402,898	2,897,256	2,001,343
2024	2,292,665	2,990,431	1,935,745
2024	2,505,439	3,176,709	2,115,242
2024	2,542,954	3,260,361	2,122,317

202501-4140694, 202502-4108631

E129-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Small-Cap Stock Fund	11.75%	8.02%	9.78%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	7.82

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,527,684
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$28,845
  Portfolio Turnover Rate59.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	19.0%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.6
Consumer Discretionary	7.6
Energy	5.8
Real Estate	5.1
Materials	4.2
Communication Services	3.3
Other	6.2

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.4
Cboe Global Markets	1.3
Lattice Semiconductor	1.1
TMX Group	1.1
Mirion Technologies	1.1
PAR Technology	1.1
Planet Fitness	1.0
Esab	1.0
SiteOne Landscape Supply	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Small-Cap Stock Fund

 (TRSSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	6,273
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Institutional Small-Cap Stock
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 26.63 $ 23.90 $ 32.85 $ 30.62 $ 25.61
Investment activities
Net investment income
(1)(2)
0.06 0.09 0.06 0.01 0.05
Net realized and unrealized gain/loss 3.08 4.10 (7.73) 5.02 6.35
Total from investment activities 3.14 4.19 (7.67) 5.03 6.40
Distributions
Net investment income (0.18) (0.12) (0.05) (0.02) (0.05)
Net realized gain (4.71) (1.34) (1.23) (2.78) (1.34)
Total distributions (4.89) (1.46) (1.28) (2.80) (1.39)
NET ASSET VALUE
End of period $ 24.88 $ 26.63 $ 23.90 $ 32.85 $ 30.62
Ratios/Supplemental Data
Total return
(2)(3)
11.75% 17.55% (23.31)% 16.77% 25.00%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.66% 0.66%
Net expenses after waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income 0.23% 0.37% 0.21% 0.02% 0.19%
Portfolio turnover rate 59.9% 26.2% 25.1% 18.9% 22.6%
Net assets, end of period (in millions) $ 4,528 $ 4,401 $ 4,479 $ 6,158 $ 6,164
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Small-Cap Stock Fund
December 31, 2024

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.5%
COMMUNICATION
SERVICES  2.9%
Entertainment  2.0%
Liberty Media Corp-Liberty Live,
Class C (1) 1,090,807 74,240
Madison Square Garden Sports (1) 70,200 15,843
90,083
Interactive Media & Services  0.9%
Reddit, Class A (1) 198,622 32,463
Vimeo (1) 1,518,921 9,721
42,184
Total Communication Services 132,267
CONSUMER
DISCRETIONARY  7.0%
Automobile Components  0.5%
Modine Manufacturing (1) 192,192 22,281
22,281
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (1) 16,550 1,816
Savers Value Village (1) 779,134 7,986
9,802
Diversified Consumer
Services  1.2%
Bright Horizons Family Solutions (1) 286,352 31,742
Duolingo (1) 22,648 7,343
Strategic Education  161,670 15,104
54,189
Hotels, Restaurants &
Leisure  3.4%
Caesars Entertainment (1) 371,600 12,419
Cava Group (1) 13,335 1,504
Dutch Bros, Class A (1) 363,771 19,054
Papa John's International  318,102 13,065
Planet Fitness, Class A (1) 469,464 46,416
Red Rock Resorts, Class A  292,065 13,505
Shake Shack, Class A (1) 175,120 22,731
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 7,660
Wyndham Hotels & Resorts  163,562 16,485
152,839
Household Durables  0.7%
Champion Homes (1) 193,522 17,049
Installed Building Products  80,954 14,187
31,236
Specialty Retail  0.7%
Burlington Stores (1) 52,660 15,011
Floor & Decor Holdings, Class A (1) 5,532 552
RH (1) 38,198 15,034
30,597
Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.3%
Skechers USA, Class A (1) 200,258 13,465
13,465
Total Consumer Discretionary 314,409
CONSUMER STAPLES  2.1%
Beverages  0.3%
Boston Beer, Class A (1) 48,584 14,574
14,574
Food Products  1.1%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $6,258 (1)(2)(4) 338,911 1,186
Post Holdings (1) 131,534 15,055
Simply Good Foods (1) 561,827 21,900
Utz Brands  864,278 13,535
51,676
Personal Care Products  0.7%
BellRing Brands (1) 191,704 14,443
Interparfums  141,895 18,661
33,104
Total Consumer Staples 99,354
ENERGY  5.5%
Energy Equipment &
Services  1.9%
Cactus, Class A  224,819 13,121
Expro Group Holdings (1) 1,015,796 12,667
TechnipFMC  1,470,662 42,561
Weatherford International  269,821 19,327
87,676
Oil, Gas & Consumable
Fuels  3.6%
Antero Resources (1) 470,616 16,495
DT Midstream  184,164 18,311
Expand Energy  359,387 35,777
Kimbell Royalty Partners  500,138 8,117
Magnolia Oil & Gas, Class A  667,794 15,613
Matador Resources  30,688 1,727
Range Resources  1,155,294 41,568
Viper Energy  475,779 23,346
160,954
Total Energy 248,630
FINANCIALS  18.4%
Banks  9.7%
Banc of California  1,195,029 18,475
Blue Foundry Bancorp (1) 380,801 3,736
Cadence Bank  674,951 23,252
Capitol Federal Financial  1,541,647 9,111
Columbia Banking System  921,336 24,885
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(4) 13,013 823
CrossFirst Bankshares (1) 304,748 4,617

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dime Community Bancshares  471,665 14,497
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19 - 4/5/24,
Cost $2,479 (1)(2)(4) 247,867 3,958
East West Bancorp  408,589 39,126
Eastern Bankshares  828,394 14,290
Equity Bancshares, Class A  371,439 15,756
FB Financial  401,905 20,702
First Bancshares  418,724 14,655
Five Star Bancorp  454,532 13,677
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(4) 245,627 1,105
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(4) 47,055 32
HarborOne Bancorp  570,861 6,753
Home BancShares  498,962 14,121
Kearny Financial  740,215 5,241
Live Oak Bancshares  543,925 21,512
Origin Bancorp  346,408 11,532
Pacific Premier Bancorp  533,694 13,300
Pinnacle Financial Partners  290,461 33,226
Popular  121,864 11,463
Prosperity Bancshares  268,899 20,262
SouthState  318,807 31,715
Texas Capital Bancshares (1) 299,235 23,400
Western Alliance Bancorp  296,272 24,751
439,973
Capital Markets  3.7%
Cboe Global Markets  291,300 56,920
DigitalBridge Group  1,272,764 14,357
Hamilton Lane, Class A  114,176 16,904
StepStone Group, Class A  231,457 13,397
Stifel Financial  153,110 16,242
TMX Group (CAD)  1,652,989 50,919
168,739
Consumer Finance  0.8%
Encore Capital Group (1) 328,702 15,702
SLM  656,224 18,099
33,801
Financial Services  1.2%
PennyMac Financial Services  429,685 43,888
Toast, Class A (1) 243,588 8,879
52,767
Insurance  3.0%
Assurant  160,220 34,162
First American Financial  74,150 4,630
Goosehead Insurance, Class A (1) 183,717 19,698
Hanover Insurance Group  104,332 16,136
RLI  104,632 17,246
Selective Insurance Group  155,396 14,533
TWFG (1) 302,871 9,328
Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  10,056 19,560
135,293
Total Financials 830,573
HEALTH CARE  15.5%
Biotechnology  6.0%
ACELYRIN (1) 1,912,035 6,004
Akero Therapeutics (1) 111,687 3,107
Arcellx (1) 118,861 9,116
Arrowhead Pharmaceuticals (1) 413,869 7,781
Black Diamond Therapeutics (1) 1,236,268 2,646
Blueprint Medicines (1) 150,084 13,090
Celldex Therapeutics (1) 261,300 6,603
Centessa Pharmaceuticals, ADR (1) 442,817 7,417
Crinetics Pharmaceuticals (1) 237,560 12,146
CRISPR Therapeutics (1) 87,894 3,460
Cytokinetics (1) 769,788 36,211
Erasca (1) 1,783,704 4,477
Immatics (1) 1,110,685 7,897
Immunocore Holdings, ADR (1) 910,217 26,851
Immunome (1) 1,026,667 10,903
Immunovant (1) 1,110,282 27,502
Insmed (1) 302,854 20,909
Ionis Pharmaceuticals (1) 447,170 15,633
Iovance Biotherapeutics (1) 913,400 6,759
Merus (1) 123,650 5,200
Nurix Therapeutics (1) 281,313 5,300
Prime Medicine (1) 348,418 1,017
Vaxcyte (1) 200,714 16,430
Vera Therapeutics (1) 265,407 11,224
Xenon Pharmaceuticals (1) 152,645 5,984
273,667
Health Care Equipment &
Supplies  4.3%
Haemonetics (1) 394,006 30,764
Lantheus Holdings (1) 185,369 16,583
Masimo (1) 394,214 65,164
Neogen (1) 1,249,053 15,163
Novocure (1) 340,800 10,156
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(4) 1,897,440 778
Penumbra (1) 60,892 14,461
PROCEPT BioRobotics (1) 181,983 14,653
QuidelOrtho (1) 534,735 23,822
West Affum DBA Kestra, Class
A, Acquisition Date: 7/15/24,
Cost $3,395 (1)(2)(4) 231,433 3,395
194,939
Health Care Providers &
Services  2.8%
Alignment Healthcare (1) 1,280,684 14,408
Concentra Group Holdings Parent  758,829 15,010
Molina Healthcare (1) 23,677 6,891
NeoGenomics (1) 1,484,637 24,467
Oscar Health, Class A (1) 1,757,948 23,627

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Privia Health Group (1) 701,178 13,708
Progyny (1) 765,997 13,213
RadNet (1) 212,956 14,873
126,197
Health Care Technology  0.4%
Doximity, Class A (1) 303,217 16,189
16,189
Life Sciences Tools &
Services  1.4%
Bruker  408,888 23,969
Repligen (1) 37,977 5,466
Sotera Health (1) 1,232,019 16,854
Stevanato Group  805,037 17,542
63,831
Pharmaceuticals  0.6%
Elanco Animal Health (1) 1,364,722 16,527
Neumora Therapeutics (1) 489,113 5,184
Rapport Therapeutics (1) 196,334 3,483
Third Harmonic Bio (1) 285,434 2,937
28,131
Total Health Care 702,954
INDUSTRIALS & BUSINESS
SERVICES  17.1%
Aerospace & Defense  0.5%
Leonardo DRS (1) 580,834 18,767
Loar Holdings (1) 63,456 4,690
23,457
Building Products  1.8%
AAON  132,052 15,540
AZZ  427,212 34,997
CSW Industrials  27,794 9,805
Simpson Manufacturing  45,449 7,537
UFP Industries  104,100 11,727
79,606
Commercial Services &
Supplies  1.8%
BrightView Holdings (1) 915,150 14,633
Casella Waste Systems, Class A (1) 145,841 15,432
MSA Safety  74,200 12,300
Rentokil Initial (GBP)  94,600 472
Tetra Tech  117,520 4,682
VSE  338,532 32,194
79,713
Construction & Engineering  1.4%
API Group (1) 660,422 23,755
Arcosa  268,480 25,973
MYR Group (1) 47,800 7,111
WillScot Holdings (1) 212,762 7,117
63,956
Electrical Equipment  0.3%
Thermon Group Holdings (1) 456,333 13,129
13,129
Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.5%
Landstar System  2,314 398
Saia (1) 49,684 22,642
23,040
Machinery  5.4%
AGCO  20,000 1,870
Crane  135,726 20,596
Enerpac Tool Group  352,391 14,480
Enpro  153,832 26,528
Esab  381,504 45,758
ESCO Technologies  107,107 14,268
Federal Signal  245,983 22,726
Graco  241,912 20,391
RBC Bearings (1) 145,057 43,392
Spirax Group (GBP)  5,732 490
SPX Technologies (1) 238,042 34,640
Toro  5,989 480
245,619
Professional Services  1.9%
Acuren (1) 831,957 10,607
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(4) 291,546 1,790
FTI Consulting (1) 77,981 14,904
Parsons (1) 243,001 22,417
Paycor HCM (1) 1,005,535 18,673
Paylocity Holding (1) 76,546 15,269
83,660
Trading Companies &
Distributors  3.5%
Beacon Roofing Supply (1) 217,396 22,083
Custom Truck One Source (1) 1,040,614 5,005
FTAI Aviation  174,842 25,184
GMS (1) 221,673 18,805
McGrath RentCorp  142,900 15,979
Rush Enterprises, Class A  253,996 13,916
SiteOne Landscape Supply (1) 343,282 45,234
Transcat (1) 122,153 12,917
159,123
Total Industrials & Business Services 771,303
INFORMATION
TECHNOLOGY  13.1%
Electronic Equipment,
Instruments & Components  4.1%
CTS  317,789 16,757
Insight Enterprises (1) 138,066 21,000
Mirion Technologies (1) 2,905,385 50,699
Novanta (1) 163,518 24,981
PAR Technology (1) 653,394 47,482
Teledyne Technologies (1) 48,799 22,649
183,568
IT Services  0.4%
Globant (1) 76,477 16,398

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(4) 71,410 2,485
18,883
Semiconductors & Semiconductor
Equipment  1.8%
Entegris  4,246 421
Lattice Semiconductor (1) 900,307 51,002
MACOM Technology Solutions
Holdings (1) 110,336 14,334
Onto Innovation (1) 2,478 413
Power Integrations  236,371 14,584
80,754
Software  6.8%
Amplitude, Class A (1) 2,057,108 21,703
Appfolio, Class A (1) 2,021 499
Aurora Innovation (1) 3,133,548 19,741
Braze, Class A (1) 385,061 16,126
CCC Intelligent Solutions
Holdings (1) 2,427,258 28,472
Descartes Systems Group (1) 361,536 41,071
Intapp (1) 527,749 33,823
JFrog (1) 373,997 10,999
nCino (1) 320,203 10,752
Onestream (1) 197,491 5,632
QXO  2,562,021 40,736
ServiceTitan, Class A (1) 25,054 2,577
ServiceTitan, Class A, Acquisition
Date: 11/9/18 - 5/4/21,
Cost $3,551 (1)(4) 109,037 11,217
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(4) 74,692 311
Varonis Systems (1) 215,884 9,592
Vertex, Class A (1) 279,072 14,889
Workiva (1) 364,157 39,875
308,015
Total Information Technology 591,220
MATERIALS  3.4%
Chemicals  0.8%
Element Solutions  820,435 20,864
HB Fuller  246,253 16,617
37,481
Containers & Packaging  0.7%
DS Smith (GBP)  4,936,240 33,385
33,385
Metals & Mining  1.3%
Constellium (1) 2,313,819 23,763
Osisko Gold Royalties  518,761 9,390
Royal Gold  122,136 16,104
Warrior Met Coal  201,300 10,918
60,175
Paper & Forest Products  0.6%
Louisiana-Pacific  145,493 15,066
Shares/Par $ Value
(Cost and value in $000s)
‡
West Fraser Timber (CAD)  150,232 13,017
28,083
Total Materials 159,124
REAL ESTATE  4.9%
Hotel & Resort Real Estate
Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  99,400 10,371
10,371
Industrial Real Estate Investment
Trusts  1.1%
EastGroup Properties, REIT  143,490 23,029
Terreno Realty, REIT  428,750 25,356
48,385
Real Estate Management &
Development  1.6%
Colliers International Group  78,733 10,705
FirstService  167,957 30,404
Howard Hughes Holdings (1) 197,413 15,185
Landbridge Company PIPE, Class
A, Acquisition Date: 11/18/24,
Cost $15,973 (1)(4) 266,087 16,330
72,624
Residential Real Estate
Investment Trusts  0.9%
Flagship Communities  504,969 7,529
Independence Realty Trust, REIT  1,648,816 32,713
40,242
Retail Real Estate Investment
Trusts  0.4%
Curbline Properties, REIT  685,200 15,910
15,910
Specialized Real Estate
Investment Trusts  0.7%
CubeSmart, REIT  683,459 29,286
29,286
Total Real Estate 216,818
UTILITIES  3.0%
Electric Utilities  1.7%
IDACORP  211,559 23,119
OGE Energy  572,390 23,611
TXNM Energy  656,309 32,271
79,001
Gas Utilities  0.8%
Chesapeake Utilities  301,867 36,632
36,632
Independent Power & Renewable
Electricity Producers  0.0%
Talen Energy (1) 2,156 434
434
Water Utilities  0.5%
California Water Service Group  316,979 14,369

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  184,022 9,685
24,054
Total Utilities 140,121
Total Miscellaneous Common
Stocks  4.6% (5) 209,617
Total Common Stocks (Cost
$3,331,331) 4,416,390
CONVERTIBLE BONDS  0.1%
Kardium, 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $2,301 (1)(2)(4) 2,300,700 2,301
Total Convertible Bonds (Cost
$2,301) 2,301
CONVERTIBLE PREFERRED STOCKS  2.1%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,504
1,504
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(4) 1,098,082 977
977
Total Consumer Discretionary 2,481
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $17 (1)(2)(4) 919 3
Total Consumer Staples 3
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(4) 45,609 2,886
Total Financials 2,886
HEALTH CARE  0.9%
Biotechnology  0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(4) 853,615 4,200
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(4) 583,832 2,873
Metsera, Series B, Acquisition Date:
11/12/24, Cost $3,417 (1)(2)(4) 677,998 3,417
10,490
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies  0.1%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(4) 2,892,844 2,459
2,459
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(4) 2,080,305 3,557
3,557
Life Sciences Tools &
Services  0.5%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(4) 214,212 2,523
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(4) 381,143 713
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(4) 265,089 12,319
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(4) 155,519 7,227
22,782
Total Health Care 39,288
INDUSTRIALS & BUSINESS
SERVICES  0.2%
Aerospace & Defense  0.1%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(4) 85,921 60
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(4) 1,087,799 3,003
3,063
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(4) 223,990 1,713
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(4) 78,800 603
2,316
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition
Date: 1/20/22, Cost $2,969 (1)(2)(4) 142,571 282
282
Professional Services  0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(4) 393,660 2,417
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(4) 627,795 3,855
6,272
Total Industrials & Business Services 11,933

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY  0.4%
IT Services  0.1%
Haul Hub, Series B, Acquisition
Date: 2/14/20 - 3/3/21,
Cost $2,376 (1)(2)(4) 162,965 728
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(4) 50,834 227
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(4) 16,080 560
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(4) 1,600 56
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(4) 1,750 61
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $1,286 (1)(2)(4) 57,265 1,993
3,625
Semiconductors & Semiconductor
Equipment  0.1%
Lightmatter, Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(4) 56,255 4,513
4,513
Software  0.2%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(4) 475,993 3,399
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(4) 154,275 1,101
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(4) 613,641 3,234
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(4) 90,776 378
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(4) 74,504 310
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(4) 1,348 6
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(4) 172,687 718
9,146
Total Information Technology 17,284
MATERIALS  0.4%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(4) 88,718 5,258
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(4) 128,029 2,504
7,762
Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.2%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(4) 112,792 9,582
9,582
Total Materials 17,344
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(4) 52,690 4,476
Total Miscellaneous 4,476
Total Convertible Preferred Stocks
(Cost $119,218) 95,695
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve
Fund, 4.53% (6)(7) 30,877,787 30,878
Total Short-Term Investments
(Cost $30,878) 30,878
Total Investments in Securities
100.4% of Net Assets
(Cost $3,483,728) $ 4,545,264

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $149,066 and represents 3.3% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ — # $ — $ 2,266 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 42,076 ¤ ¤ $ 30,878 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,266 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $30,878.

T. ROWE PRICE Institutional Small-Cap Stock Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,483,728) $ 4,545,264
Receivable for investment securities sold 7,730
Dividends and interest receivable 2,725
Receivable for shares sold 795
Cash 2
Other assets 86
Total assets 4,556,602
Liabilities
Payable for investment securities purchased 25,337
Investment management fees payable 2,594
Payable for shares redeemed 867
Due to affiliates 11
Payable to directors 4
Other liabilities 105
Total liabilities 28,918
NET ASSETS $ 4,527,684
Net Assets Consist of:
Total distributable earnings (loss) $ 1,127,361
Paid-in capital applicable to 182,006,826 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,400,323
NET ASSETS $ 4,527,684
NET ASSET VALUE PER SHARE $ 24.88

T. ROWE PRICE Institutional Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $277) $ 39,149
.
  Interest 157
Other 69
Total income 39,375
Expenses
Investment management 28,845
Shareholder servicing 9
Prospectus and shareholder reports 43
Custody and accounting 300
Legal and audit 58
Registration 35
Directors 15
Miscellaneous 70
Total expenses 29,375
Net investment income 10,000
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 772,003
Foreign currency transactions (167)
Net realized gain 771,836
Change in net unrealized gain / loss
Securities (292,844)
Other assets and liabilities denominated in foreign currencies (8)
Change in net unrealized gain / loss (292,852)
Net realized and unrealized gain / loss 478,984
INCREASE IN NET ASSETS FROM OPERATIONS
$ 488,984

T. ROWE PRICE Institutional Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,000 $ 15,880
Net realized gain 771,836 207,950
Change in net unrealized gain / loss (292,852) 477,613
Increase in net assets from operations 488,984 701,443
Distributions to shareholders
Net earnings (745,310) (228,171)
Capital share transactions
*
Shares sold 361,430 387,492
Distributions reinvested 745,148 228,108
Shares redeemed (723,173) (1,167,122)
Increase (decrease) in net assets from capital share transactions 383,405 (551,522)
Net Assets
Increase (decrease) during period 127,079 (78,250)
Beginning of period 4,400,605 4,478,855
End of period $ 4,527,684 $ 4,400,605
*Share information (000s)
Shares sold 13,075 15,509
Distributions reinvested 29,914 8,647
Shares redeemed (26,256) (46,312)
Increase (decrease) in shares outstanding 16,733 (22,156)

T. ROWE PRICE Institutional Small-Cap Stock Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription).
For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund.
During the year ended December 31, 2024, the fund accepted $24,394,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU

T. ROWE PRICE Institutional Small-Cap Stock Fund

are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation

T. ROWE PRICE Institutional Small-Cap Stock Fund

Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,230,380 $ 162,487 $ 23,523 $ 4,416,390
Convertible Bonds — — 2,301 2,301
Convertible Preferred Stocks — — 95,695 95,695
Short-Term Investments 30,878 — — 30,878
Total $ 4,261,258 $ 162,487 $ 121,519 $ 4,545,264

T. ROWE PRICE Institutional Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31,
2024, totaled $(2,803,000) for the year ended December 31, 2024. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,646,466,000 and $2,988,308,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 23,866 $ (3,310) $ 5,356 $ (2,389) $ — $ — $ 23,523
Convertible Bonds — — 2,301 — — — 2,301
Convertible Preferred Stocks 98,158 (3,077) 12,407 (11,793) 3,410 (3,410) 95,695
Total $ 122,024 $ (6,387) $ 20,064 $ (14,182) $ 3,410 $ (3,410) $ 121,519

T. ROWE PRICE Institutional Small-Cap Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 27,341 $ 18,312
Long-term capital gain 717,969 209,859
Total distributions $ 745,310 $ 228,171
($000s)
Cost of investments $ 3,504,810
Unrealized appreciation $ 1,288,726
Unrealized depreciation (248,280)
Net unrealized appreciation (depreciation) $ 1,040,446
($000s)
Undistributed ordinary income $ 6,804
Undistributed long-term capital gain 80,111
Net unrealized appreciation (depreciation) 1,040,446
Total distributable earnings (loss) $ 1,127,361

T. ROWE PRICE Institutional Small-Cap Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates and $8,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $77,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Institutional Small-Cap Stock Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and Shareholders
of T. Rowe Price Institutional Small-Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Small-Cap Stock Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $717,969,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $33,144,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $29,621,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E129-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date   February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date   February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date   February 18, 2025